Loss Per Share - Schedule of Loss Per Share (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to the owners of Gelteq Limited | $		$ (6,645,453)		$ (3,546,195)
Weighted average number of ordinary shares used in calculating basic earnings per share		9,272,375		8,118,075
Weighted average number of ordinary shares used in calculating diluted earnings per share*		9,272,375		8,118,075
Basic loss per share | (per share)	$ (0.72)	$ (0.72)	$ (0.44)	$ (0.44)
Diluted loss per share | (per share)	$ (0.72)	$ (0.72)	$ (0.44)	$ (0.44)